Material Accounting Policies - Additional Information (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of initial application of standards or interpretations [line items]
Decrease in loss allowance of ECL		₸ 5,405
Deferred membership fee revenue recognized period	1 year
Percentage of revenue	99.57%
Percentage of net income before tax	99.80%
Disclosure of Accounting Policies
Disclosure of initial application of standards or interpretations [line items]
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2023
Deferred Tax Relating to Assets and Liabilities Arising From Single Transaction
Disclosure of initial application of standards or interpretations [line items]
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2023
Definition of Accounting Estimates
Disclosure of initial application of standards or interpretations [line items]
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2023
Income Taxes - International Tax Reform - Pillar Two Model Rules
Disclosure of initial application of standards or interpretations [line items]
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2023
Base Scenario
Disclosure of initial application of standards or interpretations [line items]
Percentage of scenario assigned weight	57.00%	50.00%
Optimistic Scenario
Disclosure of initial application of standards or interpretations [line items]
Percentage of scenario assigned weight	25.00%	17.00%
Pessimistic Scenario
Disclosure of initial application of standards or interpretations [line items]
Percentage of scenario assigned weight	18.00%	33.00%
Minimum
Disclosure of initial application of standards or interpretations [line items]
Percentage of estimated useful lives of intangible assets	10.00%
Restructured impaired loans recognized period	1 year
Maximum
Disclosure of initial application of standards or interpretations [line items]
Percentage of estimated useful lives of intangible assets	33.30%
Buildings and Construction
Disclosure of initial application of standards or interpretations [line items]
Percentage of depreciation per annum	2.00%
Furniture and Computers and Intangible Assets | Minimum
Disclosure of initial application of standards or interpretations [line items]
Percentage of depreciation per annum	10.00%
Furniture and Computers and Intangible Assets | Maximum
Disclosure of initial application of standards or interpretations [line items]
Percentage of depreciation per annum	33.30%